                                          OPPENHEIMER EUROPE FUND
                                  Supplement dated October 9, 2002 to the
                                   Statement of Additional Information
                           dated December 28, 2001, revised as of April 2, 2002

The Statement of Additional Information is changed as follows:

1.       The supplement dated July 2, 2002 is deleted and replaced by this supplement.

2.  The following paragraph under the section "Trustees and Officers of the Fund," on page 24, is removed:

                  Shanquan Li, Vice President and Portfolio Manager, Age: 47.
                  498 Seventh Avenue, New York, New York 10018
                  Vice President of the Manager (since November 1998); an officer and portfolio manager of other Oppenheimer funds; formerly Assistant Vice President of the Manager (January
                  1997 - November 1998); prior to joining the Manager in November 1995, he was a Senior
                  Quantitative Analyst in the Investment Management Policy Group of Brown Brothers
                  Harriman & Co. (February 1991 - October 1995).

3.        The section captioned "Distribution and Service Plans - Class A Service Plan" on
page 32 is  revised  by  adding  the  following  to the  end of the  first  paragraph:  "With  respect  to purchases of Class A shares  subject to a contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently  intends to pay the  service  fee to  Recipients  in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee payments to  Recipients  quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased  by  exchange do not qualify  for the  advance  service fee  payment.  If Class A shares  purchased by  grandfathered  retirement  accounts  are redeemed  during the first year after their purchase,  the Recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

4.    Delete the Appendix captioned "Industry Classifications" and replace it with the following:

                                                                                       (continued)

                                                 APPENDIX

                                         INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

5.     The section  titled  "Additional  Information  About the Fund-The  Custodian" on page 62 is deleted and replaced with the following:

       The  Custodian.  Citibank,  N.A.  is the  Custodian  of the  Fund's  assets.  The  Custodian's responsibilities  include  safeguarding  and controlling the Fund's  portfolio  securities and handling the delivery of such  securities to and from the Fund. It is the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking  relationship the Custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit  insurance.  Those uninsured  balances at times may be substantial.

6.     The Custodian Bank name and address on the back cover should be deleted and replaced with the following:

         Citibank, N.A
         111 Wall Street
         New York, New York  10005

October 9, 2002                                                                 261PX006